CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (8,749)	$ (7,256)	$ (40,118)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on sale of marketable equity securities			(1,517)
Gain on disposal of subsidiaries	(6)	(1,472)
Changes in assets and liabilities:
Prepayments and other current assets	(2,915)	(2,014)	(10)
Accrued expenses and other current liabilities	(4,812)	3,191	720
Net cash (used in)/provided by operating activities	(14,806)	7,101	(26,772)
Cash flows from investing activities:
Proceeds from disposal of marketable equity securities			1,585
Net cash provided by/(used in) investing activities	(6,484)	(2,371)	7,042
Cash flows from financing activities:
Repurchase of shares	(6,638)	(7,396)	(2,654)
Proceeds from exercise of share options	122	64
Net cash (used in) / provided by financing activities	651	1,666	(1,936)
Net (decrease)/increase in cash and cash equivalents	(19,663)	6,305	(20,264)
Cash and cash equivalents at beginning of year	55,532	49,227	69,491
Cash and cash equivalents at end of year	35,869	55,532	49,227
The company
Cash flows from operating activities:
Net loss	(8,418)	(619)	(28,200)
Adjustments to reconcile net loss to net cash used in operating activities:
Share of net loss of subsidiaries	7,196	221	28,061
Gain on sale of marketable equity securities			(1,517)
Gain on disposal of subsidiaries		(1,133)
Changes in assets and liabilities:
Amounts due from subsidiaries	2,976	1,413	1,841
Prepayments and other current assets	(41)	162	(130)
Accrued expenses and other current liabilities	440	(297)	(112)
Net cash (used in)/provided by operating activities	2,153	(253)	(57)
Cash flows from investing activities:
Proceeds from disposal of marketable equity securities			1,585
Proceeds from disposal of subsidiaries	5,000	10,410
Net cash provided by/(used in) investing activities	5,000	10,410	1,585
Cash flows from financing activities:
Repurchase of shares	(6,638)	(7,396)	(2,654)
Proceeds from exercise of share options	122	64
Net cash (used in) / provided by financing activities	(6,516)	(7,332)	(2,654)
Net (decrease)/increase in cash and cash equivalents	637	2,825	(1,126)
Cash and cash equivalents at beginning of year	4,882	2,057	3,183
Cash and cash equivalents at end of year	$ 5,519	$ 4,882	$ 2,057